DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Discontinued Operations
DISCONTINUED OPERATIONS

Discontinued operation – Africa Mining Division

The 2017 discontinued operations loss of $109,000 reflects additional transaction costs incurred by the Company for professional fees related to the sale of the Africa Mining Division to GoviEx Uranium Inc. (“GoviEx”) in June 2016.

The condensed consolidated statement of income (loss) for the Africa Mining Division discontinued operation for 2018 and 2017 is as follows:

(in thousands)	2018	2017

Net loss for the period	-	-
Loss on disposal	-	(109)
Loss from discontinued operations	$-	$(109)

Cash flows for the Africa Mining Division discontinued operation for 2018 and 2017 is as follows:

(in thousands)	2018	2017

Cash inflow (outflow):
Operating activities	$-	$-
Investing activities	-	(109)
Net cash outflow for the period	$-	$(109)